Columbia New York Intermediate Municipal Bond Fund
First Quarter Report
January 31, 2025 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia New York Intermediate Municipal Bond Fund, January 31, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Municipal Bonds 99.2%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Air Transportation 3.5%
New York Transportation Development Corp.(a)
Refunding Revenue Bonds
American Airlines, Inc. Project
Series 2021
08/01/2031	3.000%	650,000	609,130
Terminal 4 John F. Kennedy International Airport Project
Series 2020
12/01/2036	5.000%	800,000	832,858
12/01/2038	4.000%	300,000	289,839
Revenue Bonds
Sustainable Bonds - John F. Kennedy International Airport New Terminal One Project
Series 2023
06/30/2040	5.500%	500,000	535,793
New York Transportation Development Corp.
Refunding Revenue Bonds
Terminal 4 John F. Kennedy International Airport Project
Series 2020
12/01/2038	5.000%	1,000,000	1,054,791
Total			3,322,411
Charter Schools 3.0%
Albany Capital Resource Corp.
Revenue Bonds
Kipp Capital Region Public Charter Schools Project
Series 2024
06/01/2044	4.500%	400,000	386,145
Build NYC Resource Corp.(b)
Revenue Bonds
International Leadership Charter School
Series 2016
07/01/2046	6.250%	420,000	422,950
Build Resource Corp.
Revenue Bonds
Sucess Academy Charter School
Series 2024
09/01/2033	5.000%	1,000,000	1,093,074
Monroe County Industrial Development Corp.(b)
Revenue Bonds
True North Rochester Preparatory Charter School Project
Series 2020
06/01/2040	5.000%	900,000	915,157
Total			2,817,326
Health Services 1.2%
Westchester County Local Development Corp.
Revenue Bonds
New York Blood Center Project
Series 2024
07/01/2035	5.000%	1,000,000	1,090,672
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Higher Education 8.0%
County of Saratoga
Revenue Bonds
Skidmore College Project
Series 2018
07/01/2033	5.000%	165,000	174,110
07/01/2034	5.000%	200,000	210,680
07/01/2035	5.000%	200,000	210,088
Dutchess County Local Development Corp.
Refunding Revenue Bonds
Culinary Institute of America (The)
Series 2018
07/01/2032	5.000%	220,000	227,246
Vassar College Project
Series 2017
07/01/2034	5.000%	500,000	518,335
Revenue Bonds
Marist College Project
Series 2018
07/01/2031	5.000%	170,000	179,452
07/01/2032	5.000%	210,000	221,359
07/01/2033	5.000%	205,000	215,492
New York State Dormitory Authority
Refunding Revenue Bonds
Rochester Institute
Series 2019A
07/01/2036	5.000%	750,000	796,869
Series 2023A-1
03/15/2040	5.000%	1,000,000	1,102,112
Teacher’s College
Series 2017
07/01/2029	5.000%	175,000	183,354
07/01/2030	5.000%	150,000	157,204
Revenue Bonds
New York University
Series 2019A
07/01/2037	5.000%	2,000,000	2,133,184
St. Lawrence County Industrial Development Agency
Refunding Revenue Bonds
Clarkson University Project
Series 2021
09/01/2038	5.000%	200,000	206,022
09/01/2039	5.000%	200,000	204,636
Tompkins County Development Corp.
Refunding Revenue Bonds
Ithaca College Project
Series 2018
07/01/2034	5.000%	575,000	597,941

Columbia New York Intermediate Municipal Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia New York Intermediate Municipal Bond Fund, January 31, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Troy Capital Resource Corp.
Refunding Revenue Bonds
Forward Delivery - Rensselaer Polytechnic Institute Project
Series 2020
09/01/2037	5.000%	250,000	264,580
Total			7,602,664
Hospital 5.7%
Monroe County Industrial Development Corp.
Refunding Revenue Bonds
Highland Hospital Rochester Project
Series 2015
07/01/2025	5.000%	450,000	452,931
University of Rochester Project
Series 2017
07/01/2035	4.000%	1,285,000	1,294,254
Revenue Bonds
Rochester General Hospital (The)
Series 2017
12/01/2035	5.000%	1,000,000	1,016,526
New York State Dormitory Authority
Refunding Revenue Bonds
Memorial Sloan-Kettering Cancer Center
Series 2017
07/01/2034	4.000%	1,000,000	1,015,548
Montefiore Obligated Group
Series 2020A
09/01/2037	4.000%	300,000	291,866
Revenue Bonds
White Plains Hospital Obligated Group
Series 2024
10/01/2033	5.000%	750,000	812,315
New York State Dormitory Authority(c)
Refunding Revenue Bonds
Northwell Health Obligated Group
Series 2025
05/01/2042	5.000%	500,000	545,667
Total			5,429,107
Joint Power Authority 0.9%
New York Power Authority
Revenue Bonds
Green Transmission Project
Series 2023A (AGM)
11/15/2040	5.250%	500,000	576,560
Series 2024A
11/15/2041	5.000%	250,000	283,482
Total			860,042
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Local General Obligation 15.8%
City of New York
Unlimited General Obligation Bonds
Fiscal 2020
Series 2019B-1
10/01/2038	5.000%	1,000,000	1,063,664
Subordinated Series 2019H-A
01/01/2035	5.000%	1,500,000	1,593,330
Subordinated Series 2023E-1
04/01/2039	5.000%	1,200,000	1,331,178
Unlimited General Obligation Refunding Bonds
Subordinated Series 2023F-1
08/01/2038	5.000%	250,000	279,190
Unlimited General Obligation Refunding Notes
Series 2016C
08/01/2032	5.000%	1,000,000	1,018,291
City of Yonkers
Limited General Obligation Bonds
Series 2016A (AGM)
11/15/2028	5.000%	1,780,000	1,842,678
Series 2017A (BAM)
09/01/2028	5.000%	2,090,000	2,198,168
County of Monroe(a)
Limited General Obligation Public Improvement Bonds
Series 2019B (BAM)
06/01/2027	5.000%	1,350,000	1,404,941
County of Nassau
Limited General Obligation Bonds
Series 2017B
04/01/2033	5.000%	2,000,000	2,067,694
Monroe County Industrial Development Agency
Revenue Bonds
Rochester Schools Modernization Program
Series 2018
05/01/2034	5.000%	750,000	787,021
New York State Dormitory Authority
Revenue Bonds
School District Building Financing Program
Series 2018
10/01/2032	5.000%	1,000,000	1,027,959
School Districts Revenue Bond Financing Program
Series 2023 (AGM)
10/01/2040	5.000%	300,000	323,178
Total			14,937,292
Columbia New York Intermediate Municipal Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia New York Intermediate Municipal Bond Fund, January 31, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Multi-Family 3.7%
Amherst Development Corp.
Refunding Revenue Bonds
University of Buffalo Student Housing
Series 2017 (AGM)
10/01/2028	5.000%	730,000	763,914
10/01/2029	5.000%	1,290,000	1,348,721
New York City Housing Development Corp.
Refunding Revenue Bonds
8 Spruce Street Project
Series 2024
12/15/2031	4.000%	500,000	509,381
Onondaga County Trust for Cultural Resources
Refunding Revenue Bonds
Abby Lane Housing Corp. Project
Series 2017
05/01/2030	5.000%	420,000	429,503
05/01/2031	5.000%	400,000	408,609
Total			3,460,128
Municipal Power 6.6%
Long Island Power Authority
Refunding Revenue Bonds
Series 2016B
09/01/2027	5.000%	1,000,000	1,029,176
09/01/2030	5.000%	1,500,000	1,542,362
Series 2024A
09/01/2041	5.000%	2,000,000	2,213,690
Revenue Bonds
General
Series 2017
09/01/2035	5.000%	1,200,000	1,249,464
Green Bonds
Series 2023E
09/01/2040	5.000%	160,000	176,845
Total			6,211,537
Other Bond Issue 1.2%
Build NYC Resource Corp.
Revenue Bonds
Children’s Aid Society Project (The)
Series 2019
07/01/2036	4.000%	100,000	101,796
New York Transportation Development Corp.(a)
Revenue Bonds
New York State Thruway Service Areas Project
Series 2021
10/31/2034	4.000%	500,000	485,357
10/31/2041	4.000%	570,000	518,500
Total			1,105,653
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Ports 7.3%
Port Authority of New York & New Jersey
Refunding Revenue Bonds
Consolidated 211th
Series 2018
09/01/2038	4.000%	1,400,000	1,414,084
Series 2018-209
07/15/2034	5.000%	2,500,000	2,622,981
Series 2018-211
09/01/2036	5.000%	1,000,000	1,044,771
Port Authority of New York & New Jersey(a)
Refunding Revenue Bonds
Series 2023-238
07/15/2038	5.000%	500,000	534,041
Series 2024-246
09/01/2042	5.000%	250,000	264,241
Revenue Bonds
Consolidated Bonds
Series 221
07/15/2037	4.000%	1,000,000	1,010,080
Total			6,890,198
Recreation 0.3%
New York City Trust for Cultural Resources
Refunding Revenue Bonds
Carnegie Hall
Series 2019
12/01/2037	5.000%	275,000	291,737
Refunded / Escrowed 4.4%
Build NYC Resource Corp.
Prerefunded 08/01/25 Revenue Bonds
YMCA of Greater New York Project
Series 2015
08/01/2029	5.000%	430,000	434,568
New York State Dormitory Authority(d)
Revenue Bonds
Capital Appreciation - Memorial Sloan-Kettering Cancer Center
Series 2003-1 Escrowed to Maturity (NPFGC)
07/01/2025	0.000%	3,750,000	3,703,413
Total			4,137,981
Retirement Communities 3.2%
Brookhaven Local Development Corp.
Refunding Revenue Bonds
Jefferson’s Ferry Project
Series 2016
11/01/2036	5.250%	750,000	766,762

Columbia New York Intermediate Municipal Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia New York Intermediate Municipal Bond Fund, January 31, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Buffalo & Erie County Industrial Land Development Corp.
Refunding Revenue Bonds
Orchard Park
Series 2015
11/15/2029	5.000%	550,000	554,884
11/15/2030	5.000%	650,000	655,726
Suffolk County Economic Development Corp.
Refunding Revenue Bonds
Peconic Landing at Southhold, Inc.
Series 2020
12/01/2034	5.000%	1,000,000	1,038,594
Total			3,015,966
Sales Tax 2.6%
Triborough Bridge & Tunnel Authority
Revenue Bonds
Series 2024A-1
05/15/2042	5.000%	1,500,000	1,649,636
TBTA Capital Lockbox - City Sales Tax
Series 2023A
05/15/2039	5.000%	750,000	833,774
Total			2,483,410
Single Family 0.1%
State of New York Mortgage Agency
Refunding Revenue Bonds
Series 2018-211
10/01/2038	3.625%	110,000	104,504
Special Non Property Tax 15.6%
Metropolitan Transportation Authority
Special Tax Bonds
Series 2024A
11/15/2041	5.000%	325,000	360,708
New York City Transitional Finance Authority
Refunding Revenue Bonds
Building Aid
Series 2018S-2A
07/15/2036	5.000%	2,000,000	2,096,427
Subordinated Series 2024
11/01/2039	5.000%	1,000,000	1,122,671
Revenue Bonds
Building Aid
Series 2018S-3
07/15/2034	5.000%	1,000,000	1,052,518
Future Tax Bonds
Subordinated Series 2020C
05/01/2037	4.000%	500,000	509,813
Future Tax Secured
Subordinated Series 2016E-1
02/01/2032	5.000%	1,000,000	1,018,192
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2019
11/01/2034	5.000%	2,500,000	2,666,395
Multi-Modal
Subordinated Series 2023A
05/01/2039	5.000%	500,000	554,600
New York Convention Center Development Corp.
Refunding Revenue Bonds
Hotel Unit Fee Secured
Series 2015
11/15/2027	5.000%	1,000,000	1,011,879
New York State Dormitory Authority
Refunding Revenue Bonds
Education
Series 2005B (AMBAC)
03/15/2026	5.500%	1,000,000	1,031,624
Series 2019A-2
03/15/2035	5.000%	1,000,000	1,064,352
Series 2023A
03/15/2039	5.000%	500,000	554,552
Revenue Bonds
Series 2024A
03/15/2039	5.000%	500,000	559,924
Triborough Bridge & Tunnel Authority
Refunding Revenue Bonds
Green Bonds
Series 2023C
11/15/2040	5.250%	1,000,000	1,132,026
Total			14,735,681
Special Property Tax 1.7%
Hudson Yards Infrastructure Corp.
Refunding Revenue Bonds
Series 2017A
02/15/2033	5.000%	1,000,000	1,036,274
Triborough Bridge & Tunnel Authority
Revenue Bonds
TBTA Capital Lockbox Fund
Series 2025
12/01/2041	5.000%	500,000	555,063
Total			1,591,337
Tobacco 3.2%
Suffolk Tobacco Asset Securitization Corp.
Refunding Revenue Bonds
Tobacco Settlement Asset-Backed Bonds
Series 2021
06/01/2038	4.000%	1,000,000	992,158
Columbia New York Intermediate Municipal Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia New York Intermediate Municipal Bond Fund, January 31, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
TSASC, Inc.
Refunding Revenue Bonds
Series 2017A
06/01/2031	5.000%	2,000,000	2,057,261
Total			3,049,419
Transportation 5.3%
Metropolitan Transportation Authority
Refunding Revenue Bonds
Climate Bond Certified - Green
Series 2018
11/15/2026	5.000%	2,590,000	2,685,784
Series 2024A
11/15/2040	5.000%	1,000,000	1,088,593
Metropolitan Transportation Authority(d)
Refunding Revenue Bonds
Green Bonds
Series 2017C-2
11/15/2029	0.000%	1,500,000	1,262,215
Total			5,036,592
Turnpike / Bridge / Toll Road 5.9%
New York State Thruway Authority
Refunding Revenue Bonds
Series 2024P
01/01/2042	5.000%	500,000	548,036
Revenue Bonds
Series 2019B
01/01/2036	5.000%	1,000,000	1,080,409
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Triborough Bridge & Tunnel Authority
Refunding Revenue Bonds
MTA Bridges and Tunnels
Series 2023
11/15/2037	5.000%	500,000	561,053
Series 2018-B
11/15/2031	5.000%	2,000,000	2,264,120
Revenue Bonds
Series 2024A-1
11/15/2041	5.000%	1,000,000	1,113,642
Total			5,567,260
Total Municipal Bonds (Cost $95,428,008)			93,740,917

Money Market Funds 0.9%
	Shares	Value ($)
BlackRock Liquidity Funds MuniCash, Institutional Shares, 1.989%(e)	892,457	892,546
Total Money Market Funds (Cost $892,457)		892,546
Total Investments in Securities (Cost: $96,320,465)		94,633,463
Other Assets & Liabilities, Net		(91,237)
Net Assets		94,542,226
Notes to Portfolio of Investments
(a)	Income from this security may be subject to alternative minimum tax.
(b)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At January 31, 2025, the total value of these securities amounted to $1,338,107, which represents 1.42% of total net assets.

(c)	Represents a security purchased on a when-issued basis.
(d)	Zero coupon bond.
(e)	The rate shown is the seven-day current annualized yield at January 31, 2025.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
BAM	Build America Mutual Assurance Co.
NPFGC	National Public Finance Guarantee Corporation
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Columbia New York Intermediate Municipal Bond Fund  | 2025

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1QT204_10_R01_(03/25)